ASSET UNDER DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Capitalized Costs, Oil and Gas Producing Activities, Net [Abstract]
Asset under development	$ 731,993	$ 501,022
Hilli Conversion to FLNGV
Capitalized Costs, Oil and Gas Producing Activities, Net [Abstract]
Purchase price installments	653,378	495,518
Interest costs capitalized	53,985	4,187
Other costs capitalized	24,630	1,317
Asset under development	$ 731,993	501,022
Project completion period	31 months
Carrying value of vessel reclassified into assets under development	$ 31,000
Estimated cost to complete project	1,300,000
Interest costs capitalized during period	$ 49,800	$ 3,700